Document and Entity Information	Jul. 24, 2026
Cover [Abstract]
Entity Registrant Name	CABOT CORP
Amendment Flag	false
Entity Central Index Key	0000016040
Document Type	8-K
Document Period End Date	Jul. 24, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-5667
Entity Tax Identification Number	04-2271897
Entity Address, Address Line One	TWO SEAPORT LANE
Entity Address, Address Line Two	SUITE 1400
Entity Address, City or Town	BOSTON
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210-2019
City Area Code	(617)
Local Phone Number	345-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 par value per share
Trading Symbol	CBT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false